Contingent Liabilities - Additional Information (Detail) $ in Millions	Aug. 20, 2020 USD ($)	Jul. 31, 2020 CAD ($)	Oct. 31, 2019 CAD ($)
Settlement Of Major Litigation [member] | U.S. Consumer Financial Protection Bureau [member]
Disclosure of contingent liabilities [line items]
Civil monetary penalty	$ 25
Bottom of range [member] | Litigation [member]
Disclosure of contingent liabilities [line items]
Bank's reasonable possible losses		$ 0	$ 0
Top of range [member] | Litigation [member]
Disclosure of contingent liabilities [line items]
Bank's reasonable possible losses		$ 839,000,000	$ 606,000,000